SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details 1)	Sep. 30, 2025
Trademarks [Member]
Indefinite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
Software Development [Member]
Indefinite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Customer-Related Intangible Assets [Member]
Indefinite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years